NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CGUNYS
001-14950

August 16, 2011

[redacted]

11007890

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ULTRAPAR PARTICIPAÇÕES S.A., American Depositary Shares (as evidenced by American Depositary Receipts), each representing one common share and Common shares, without par value, (application for the Common shares is made for listing, not for trading, but only in connection with the registration of American depositary shares pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 15, 2011. Tentative listing date – August 17, 2011.

Sincerely,